Financial Instruments - Impact of Hedging On Equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	$ (134)	$ 1,314
Financial instruments – purchases	(909)	(477)
Change in fair value of financial instruments recognized in OCI	(3,998)	(2,676)
Amount reclassified from OCI to profit or loss	1,428	(120)
Foreign currency revaluation of the net foreign operations	2,853	1,183
Effects of changes in foreign exchange rates	1	10
Income tax effect	236	632
Financial instruments designated as hedging instruments, at fair value, ending balance	(523)	(134)
Non-controlling interest
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(14)	90
Financial instruments – purchases	(55)	(37)
Change in fair value of financial instruments recognized in OCI	(148)	(185)
Amount reclassified from OCI to profit or loss	(16)	(33)
Foreign currency revaluation of the net foreign operations	150	97
Effects of changes in foreign exchange rates	(1)	1
Income tax effect	24	53
Financial instruments designated as hedging instruments, at fair value, ending balance	(60)	(14)
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(266)	20
Financial instruments – purchases	(502)	(470)
Change in fair value of financial instruments recognized in OCI	(1,454)	(442)
Amount reclassified from OCI to profit or loss	1,807	526
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	5	4
Income tax effect	78	96
Financial instruments designated as hedging instruments, at fair value, ending balance	(332)	(266)
Cross-currency swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	100	905
Financial instruments – purchases	(228)	79
Change in fair value of financial instruments recognized in OCI	(2,667)	(2,331)
Amount reclassified from OCI to profit or loss	0	0
Foreign currency revaluation of the net foreign operations	2,703	1,086
Effects of changes in foreign exchange rates	(1)	3
Income tax effect	64	358
Financial instruments designated as hedging instruments, at fair value, ending balance	(29)	100
Commodity price contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	46	299
Financial instruments – purchases	(124)	(49)
Change in fair value of financial instruments recognized in OCI	271	282
Amount reclassified from OCI to profit or loss	(363)	(613)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	(2)	2
Income tax effect	70	125
Financial instruments designated as hedging instruments, at fair value, ending balance	(102)	46
Total holders of the parent
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(120)	1,224
Financial instruments – purchases	(854)	(440)
Change in fair value of financial instruments recognized in OCI	(3,850)	(2,491)
Amount reclassified from OCI to profit or loss	1,444	(87)
Foreign currency revaluation of the net foreign operations	2,703	1,086
Effects of changes in foreign exchange rates	2	9
Income tax effect	212	579
Financial instruments designated as hedging instruments, at fair value, ending balance	$ (463)	$ (120)